UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number _ (811-05037)_

Professionally Managed Portfolios-The Perkins Opportunity Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee >WI< 53202_________________________
100: (Address of principal executive offices) (Zip code)

Robert M. Slotky

Professionally Managed Portfolios

2020 E. Financial Way, Ste.

Glendora CA style='font-size:11.0pt'> 91741__________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: _(414) 765-5344

Date of fiscal year end: _March 31

Date of reporting period: _June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act") and Rule 30b1-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

C. Preparation of Report.

1. This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2. These general instructions are not to be filed with the report.

D. Incorporation by Reference

No items of this Form shall be answered by incorporating any information by reference.

E. Definitions

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F. Signature and Filing of Report.

1. If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Instructions.

1. In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2. The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
			Proposal Type	Voted?	Vote	For/Agnst Mgmt
ADC Telecommunications, Inc.	ADCT	000886101	3/1/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Proposal by a shareowner requesting the Board to redeem ADC's Shareowner Rights Plan unless the Plan is approved by ADC's shareowners.		SHLDR	YES	FOR	AGNST
	Proposal to ratify the appointment of Ernst & Young LLP as ADC's independent registered public accounting firm for ADC's fiscal year ending October 31, 2005.		MGMT	YES	FOR	FOR

Appliance Recycling Centers of America, Inc	ARCI	03814F205	5/5/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR

Ciprico, Inc.	CPCI	172529109	4/28/05	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Set the maximum number of Directors at seven (7).		MGMT	YES	FOR	FOR

Cree, Inc.	CREE	225447101	11/4/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Approval of the 2004 Long-Term Incentive Compensation Plan.		MGMT	YES	FOR	FOR
	Ratification of the appointment of Ernst & Young LLP as independent auditors for the fiscal year ending June 26, 2005.		MGMT	YES	FOR	FOR

Cash America International, Inc.	CSH	14754D100	4/20/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors for the year 2005.		MGMT	YES	FOR	FOR

Coinstar, Inc.	CSTR	19259P300	6/9/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Approve Amendments to the 1997 Amended and Restated Equity Incentive Plan.		MGMT	YES	FOR	FOR
	Advise on the appointment of KPMG LLP as independent Auditors.		MGMT	YES	FOR	FOR

Danka Business Systems PLC	DANKY	236277109	12/7/2004	Annual
	To re-elect Todd L. Mavis as a Director.		MGMT	YES	FOR	FOR
	To re-elect Erik Vonk as a Director.		MGMT	YES	FOR	FOR
	To re-elect P. Lang Lowrey, III as a Director.		MGMT	YES	FOR	FOR
	To re-elect Michael B. Gifford as a Director.		MGMT	YES	FOR	FOR
	To re-appoint the auditors and authorize the Board of Directors, or a duly appointed committee thereof, to fix their remuneration.		MGMT	YES	FOR	FOR
	To authorize the Board of Directors to allot equity securities.		MGMT	YES	FOR	FOR
	To empower the Board of Directors to allot equity securities, subject to certain limitations, without providing certain pre-emptive rights.		MGMT	YES	FOR	FOR
	To authorize the Board of Directors to allot equity securities relating to our convertible participating shares.		MGMT	YES	FOR	FOR
	To empower the Board of Directors to alot equity securities, subject to certain limitations, without providing certain pre-emptive rights relating to our convertible participating shares.		MGMT	YES	FOR	FOR
	To approve the Directors' remuneration report for the year ended 31st March, 2004.		MGMT	YES	FOR	FOR

M-Systems Flash Disk Pioneers Ltd.	FLSH	M7061C100	11/4/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Reappointment of Kost Forer Gabbay & Kasierer (a member of Ernst & Young International) as the Company's independent auditors for the fiscal year ending December 31st, 2004.		MGMT	YES	FOR	FOR
	Approval of the grant of stock options to Directors of the Company.		MGMT	YES	FOR	FOR
	Approval of the increase in the number of ordinary shares reserved for issuance under the Company's 2003 Stock Option and Restricted Stock Incentive Plan.		MGMT	YES	FOR	FOR

G&K Services, Inc.	GKSRA	361268105	11/11/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Proposal to ratify the appointment of Ernst & Young LLP, independent registered public accounting firm, as independent auditors of the Company for fiscal 2005.		MGMT	YES	FOR	FOR

Guitar Center, Inc.	GTRC	402040109	5/5/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	To approve an Amendment to the 2004 Guitar Center, Inc. Incentive Stock Award Plan to increase the number of shares that may be issued under the Plan from 1,400,000 to 2,100,000.		MGMT	YES	FOR	FOR
	To approve an Amendment to the 2004 Guitar Center, Inc. Incentive Stock Award Plan to increase the authorized cash award limit from $2,000,000 to $6,000,000.		MGMT	YES	FOR	FOR
	To ratify the selection of KPMG LLP as Guitar Center's independent auditors for the year ending December 31, 2005.		MGMT	YES	FOR	FOR

Health Fitness Corporation	HFIT	42217V102	6/7/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Director 8		MGMT	YES	FOR	FOR
	Director 9		MGMT	YES	FOR	FOR
	Approve 2005 Stock Option Plan.		MGMT	YES	FOR	FOR
	Ratify selection of Grant Thornton LLP as independent registered public accounting firm.		MGMT	YES	FOR	FOR

Insignia Systems, Inc.	ISIG	45765Y105	9/14/2004	Special

To approve: (A) the proposed sale of up to 3,785,800 shares of the Company's common stock by the Company to a group of institutional investors in a private placement, and (B) the issuance of a warrant to purchase up to 189,290 additional shares of the Company's placement agent, which require shareholder approval under NASDAQ rules.

			MGMT	YES	FOR	FOR

Insignia Systems, Inc.	ISIG	45765Y105	5/18/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	To approve an Amendment to the Company's 2003 Incentive Stock Option Plan to increase the number of shares reserved for issuance under the Plan from 1,000,000 to 1,625,000 shares.		MGMT	YES	FOR	FOR
	To approve an Amendment to the Company's Employee Stock Purchase Plan to increase the number of shares reserved for issuance under the Plan from 600,000 to 700,000 shares.		MGMT	YES	FOR	FOR

Norstan, Inc.	NRRD	656535101	9/15/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Proposal to increase the number of shares of capital stock authorized for issuance under the Company's 2000 Employee Stock Purchase Plan from 1,800,000 to an aggregate of 2,300,000.		MGMT	YES	FOR	FOR
	Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year 2005.		MGMT	YES	FOR	FOR

Possis Medical Inc.	POSS	737407106	12/8/2004	Annual
	Director 1		MGMT	YES	WHOLD	AGNST
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Proposal to ratify selection of Deloitte & Touche LLP as our independent auditors.		MGMT	YES	FOR	FOR

Regis Corporation	RGS	758932107	10/28/2004	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.		MGMT	YES	FOR	FOR
	To approve the Company's 2004 Long-Term Incentive Compensation Plan.		MGMT	YES	FOR	FOR
	To approve the Company's Short-Term Incentive Compensation Plan.		MGMT	YES	FOR	FOR

Surmodics, Inc.	SRDX	868873100	1/31/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Set the number of Directors at nine (9).		MGMT	YES	FOR	FOR
	Approve Amendment of the Company's 2003 Equity Incentive Plan to increase the shares available for issuance under the Plan by 1,800,000.		MGMT	YES	FOR	FOR

Transmontaigne Inc.	TMG	893934109	5/5/2005	Annual
	Director 1		MGMT	YES	FOR	FOR
	Director 2		MGMT	YES	FOR	FOR
	Director 3		MGMT	YES	FOR	FOR
	Director 4		MGMT	YES	FOR	FOR
	Director 5		MGMT	YES	FOR	FOR
	Director 6		MGMT	YES	FOR	FOR
	Director 7		MGMT	YES	FOR	FOR
	Director 8		MGMT	YES	FOR	FOR

US Oncology, Inc.	USON	90338W103	8/20/2004	Special

To approve and adopt the Agreement and Plan of Merger dated as of March 20, 2004, among US Oncology, Inc., US Oncology Holdings, Inc. (F/K/A Oiler Holding Company) and Oiler Acquisition Corp., and the Merger contemplated by the Merger Agreement, under which each share of US Oncology common stock will be converted into the right to receive $15.05 in cash.

			MGMT	YES	FOR	FOR

To approve the postponement or adjournment of the Special Meeting to a later date to solicit additional proxies in favor of the approval and adoption of the Merger Agreement and the Merger if there are not sufficient votes for approval and adoption of the Merger Agreement and the Merger at the Special Meeting.

			MGMT	YES	FOR	FOR

To approve and adopt Amendment to US Oncology, Inc.'s 2002 Key Executive Performance Stock Option Plan to accelerate the vesting of unvested stock options held by Key Executive Officers of US Oncology, Inc. as more fully described in the Proxy Statement.

			MGMT	YES	ABSTAIN	FOR

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios_______________

By (Signature and Title)*  _/s/ Robert M. Slotky                                    ___________

                                    Robert M. Slotky, President

Date_August 9, 2005____________________________________________

Print the name and title of each signing officer under his or her signature.